Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 11, 2017
Registrant Name	American Funds Target Date Retirement Series
Central Index Key	0001380175
Amendment Flag	false
Document Creation Date	Aug. 11, 2017
Document Effective Date	Aug. 14, 2017
Prospectus Date	Apr. 07, 2017
American Funds 2010 Target Date Retirement Fund® | Class A
Prospectus:
Trading Symbol	AAATX
American Funds 2010 Target Date Retirement Fund® | Class R-1
Prospectus:
Trading Symbol	RAATX
American Funds 2010 Target Date Retirement Fund® | Class R-2
Prospectus:
Trading Symbol	RBATX
American Funds 2010 Target Date Retirement Fund® | Class R-3
Prospectus:
Trading Symbol	RCATX
American Funds 2010 Target Date Retirement Fund® | Class R-4
Prospectus:
Trading Symbol	RDATX
American Funds 2010 Target Date Retirement Fund® | Class R-5
Prospectus:
Trading Symbol	REATX
American Funds 2010 Target Date Retirement Fund® | Class R-6
Prospectus:
Trading Symbol	RFTTX
American Funds 2010 Target Date Retirement Fund® | Class C
Prospectus:
Trading Symbol	CCATX
American Funds 2010 Target Date Retirement Fund® | Class F-1
Prospectus:
Trading Symbol	FAATX
American Funds 2010 Target Date Retirement Fund® | Class F-2
Prospectus:
Trading Symbol	FBATX
American Funds 2010 Target Date Retirement Fund® | Class R-2E
Prospectus:
Trading Symbol	RBEAX
American Funds 2010 Target Date Retirement Fund® | Class R-5E
Prospectus:
Trading Symbol	RHATX
American Funds 2010 Target Date Retirement Fund® | Class F-3
Prospectus:
Trading Symbol	DJTFX
American Funds 2010 Target Date Retirement Fund® | Class T
Prospectus:
Trading Symbol	TDMMX
American Funds 2015 Target Date Retirement Fund® | Class R-3
Prospectus:
Trading Symbol	RCJTX
American Funds 2015 Target Date Retirement Fund® | Class R-4
Prospectus:
Trading Symbol	RDBTX
American Funds 2015 Target Date Retirement Fund® | Class R-5
Prospectus:
Trading Symbol	REJTX
American Funds 2015 Target Date Retirement Fund® | Class A
Prospectus:
Trading Symbol	AABTX
American Funds 2015 Target Date Retirement Fund® | Class R-1
Prospectus:
Trading Symbol	RAJTX
American Funds 2015 Target Date Retirement Fund® | Class R-2
Prospectus:
Trading Symbol	RBJTX
American Funds 2015 Target Date Retirement Fund® | Class R-6
Prospectus:
Trading Symbol	RFJTX
American Funds 2015 Target Date Retirement Fund® | Class C
Prospectus:
Trading Symbol	CCBTX
American Funds 2015 Target Date Retirement Fund® | Class F-1
Prospectus:
Trading Symbol	FAKTX
American Funds 2015 Target Date Retirement Fund® | Class F-2
Prospectus:
Trading Symbol	FBBTX
American Funds 2015 Target Date Retirement Fund® | Class R-2E
Prospectus:
Trading Symbol	RBEJX
American Funds 2015 Target Date Retirement Fund® | Class R-5E
Prospectus:
Trading Symbol	RHBTX
American Funds 2015 Target Date Retirement Fund® | Class F-3
Prospectus:
Trading Symbol	FDBTX
American Funds 2015 Target Date Retirement Fund® | Class T
Prospectus:
Trading Symbol	TDQMX
American Funds 2020 Target Date Retirement Fund® | Class A
Prospectus:
Trading Symbol	AACTX
American Funds 2020 Target Date Retirement Fund® | Class R-1
Prospectus:
Trading Symbol	RACTX
American Funds 2020 Target Date Retirement Fund® | Class R-2
Prospectus:
Trading Symbol	RBCTX
American Funds 2020 Target Date Retirement Fund® | Class R-3
Prospectus:
Trading Symbol	RCCTX
American Funds 2020 Target Date Retirement Fund® | Class R-4
Prospectus:
Trading Symbol	RDCTX
American Funds 2020 Target Date Retirement Fund® | Class R-5
Prospectus:
Trading Symbol	RECTX
American Funds 2020 Target Date Retirement Fund® | Class R-6
Prospectus:
Trading Symbol	RRCTX
American Funds 2020 Target Date Retirement Fund® | Class C
Prospectus:
Trading Symbol	CCCTX
American Funds 2020 Target Date Retirement Fund® | Class F-1
Prospectus:
Trading Symbol	FAOTX
American Funds 2020 Target Date Retirement Fund® | Class F-2
Prospectus:
Trading Symbol	FBCTX
American Funds 2020 Target Date Retirement Fund® | Class R-2E
Prospectus:
Trading Symbol	RBEHX
American Funds 2020 Target Date Retirement Fund® | Class R-5E
Prospectus:
Trading Symbol	RHCTX
American Funds 2020 Target Date Retirement Fund® | Class F-3
Prospectus:
Trading Symbol	FCCTX
American Funds 2020 Target Date Retirement Fund® | Class T
Prospectus:
Trading Symbol	TDAMX
American Funds 2025 Target Date Retirement Fund® | Class A
Prospectus:
Trading Symbol	AADTX
American Funds 2025 Target Date Retirement Fund® | Class R-1
Prospectus:
Trading Symbol	RADTX
American Funds 2025 Target Date Retirement Fund® | Class R-2
Prospectus:
Trading Symbol	RBDTX
American Funds 2025 Target Date Retirement Fund® | Class R-3
Prospectus:
Trading Symbol	RCDTX
American Funds 2025 Target Date Retirement Fund® | Class R-4
Prospectus:
Trading Symbol	RDDTX
American Funds 2025 Target Date Retirement Fund® | Class R-5
Prospectus:
Trading Symbol	REDTX
American Funds 2025 Target Date Retirement Fund® | Class R-6
Prospectus:
Trading Symbol	RFDTX
American Funds 2025 Target Date Retirement Fund® | Class C
Prospectus:
Trading Symbol	CCDTX
American Funds 2025 Target Date Retirement Fund® | Class F-1
Prospectus:
Trading Symbol	FAPTX
American Funds 2025 Target Date Retirement Fund® | Class F-2
Prospectus:
Trading Symbol	FBDTX
American Funds 2025 Target Date Retirement Fund® | Class R-2E
Prospectus:
Trading Symbol	RBEDX
American Funds 2025 Target Date Retirement Fund® | Class R-5E
Prospectus:
Trading Symbol	RHDTX
American Funds 2025 Target Date Retirement Fund® | Class F-3
Prospectus:
Trading Symbol	FDDTX
American Funds 2025 Target Date Retirement Fund® | Class T
Prospectus:
Trading Symbol	TDLMX
American Funds 2030 Target Date Retirement Fund® | Class A
Prospectus:
Trading Symbol	AAETX
American Funds 2030 Target Date Retirement Fund® | Class R-1
Prospectus:
Trading Symbol	RAETX
American Funds 2030 Target Date Retirement Fund® | Class R-2
Prospectus:
Trading Symbol	RBETX
American Funds 2030 Target Date Retirement Fund® | Class R-3
Prospectus:
Trading Symbol	RCETX
American Funds 2030 Target Date Retirement Fund® | Class R-4
Prospectus:
Trading Symbol	RDETX
American Funds 2030 Target Date Retirement Fund® | Class R-5
Prospectus:
Trading Symbol	REETX
American Funds 2030 Target Date Retirement Fund® | Class R-6
Prospectus:
Trading Symbol	RFETX
American Funds 2030 Target Date Retirement Fund® | Class C
Prospectus:
Trading Symbol	CCETX
American Funds 2030 Target Date Retirement Fund® | Class F-1
Prospectus:
Trading Symbol	FAETX
American Funds 2030 Target Date Retirement Fund® | Class F-2
Prospectus:
Trading Symbol	FBETX
American Funds 2030 Target Date Retirement Fund® | Class R-2E
Prospectus:
Trading Symbol	RBEEX
American Funds 2030 Target Date Retirement Fund® | Class R-5E
Prospectus:
Trading Symbol	RHETX
American Funds 2030 Target Date Retirement Fund® | Class F-3
Prospectus:
Trading Symbol	FCETX
American Funds 2030 Target Date Retirement Fund® | Class T
Prospectus:
Trading Symbol	TDFMX
American Funds 2035 Target Date Retirement Fund® | Class A
Prospectus:
Trading Symbol	AAFTX
American Funds 2035 Target Date Retirement Fund® | Class R-1
Prospectus:
Trading Symbol	RAFTX
American Funds 2035 Target Date Retirement Fund® | Class R-2
Prospectus:
Trading Symbol	RBFTX
American Funds 2035 Target Date Retirement Fund® | Class R-3
Prospectus:
Trading Symbol	RCFTX
American Funds 2035 Target Date Retirement Fund® | Class R-4
Prospectus:
Trading Symbol	RDFTX
American Funds 2035 Target Date Retirement Fund® | Class R-5
Prospectus:
Trading Symbol	REFTX
American Funds 2035 Target Date Retirement Fund® | Class R-6
Prospectus:
Trading Symbol	RFFTX
American Funds 2035 Target Date Retirement Fund® | Class C
Prospectus:
Trading Symbol	CCFTX
American Funds 2035 Target Date Retirement Fund® | Class F-1
Prospectus:
Trading Symbol	FAQTX
American Funds 2035 Target Date Retirement Fund® | Class F-2
Prospectus:
Trading Symbol	FBFTX
American Funds 2035 Target Date Retirement Fund® | Class R-2E
Prospectus:
Trading Symbol	RBEFX
American Funds 2035 Target Date Retirement Fund® | Class R-5E
Prospectus:
Trading Symbol	RHFTX
American Funds 2035 Target Date Retirement Fund® | Class F-3
Prospectus:
Trading Symbol	FDFTX
American Funds 2035 Target Date Retirement Fund® | Class T
Prospectus:
Trading Symbol	TDFHX
American Funds 2040 Target Date Retirement Fund® | Class A
Prospectus:
Trading Symbol	AAGTX
American Funds 2040 Target Date Retirement Fund® | Class R-1
Prospectus:
Trading Symbol	RAKTX
American Funds 2040 Target Date Retirement Fund® | Class R-2
Prospectus:
Trading Symbol	RBKTX
American Funds 2040 Target Date Retirement Fund® | Class R-3
Prospectus:
Trading Symbol	RCKTX
American Funds 2040 Target Date Retirement Fund® | Class R-4
Prospectus:
Trading Symbol	RDGTX
American Funds 2040 Target Date Retirement Fund® | Class R-5
Prospectus:
Trading Symbol	REGTX
American Funds 2040 Target Date Retirement Fund® | Class R-6
Prospectus:
Trading Symbol	RFGTX
American Funds 2040 Target Date Retirement Fund® | Class C
Prospectus:
Trading Symbol	CCGTX
American Funds 2040 Target Date Retirement Fund® | Class F-1
Prospectus:
Trading Symbol	FAUTX
American Funds 2040 Target Date Retirement Fund® | Class F-2
Prospectus:
Trading Symbol	FBGTX
American Funds 2040 Target Date Retirement Fund® | Class R-2E
Prospectus:
Trading Symbol	RBEKX
American Funds 2040 Target Date Retirement Fund® | Class R-5E
Prospectus:
Trading Symbol	RHGTX
American Funds 2040 Target Date Retirement Fund® | Class F-3
Prospectus:
Trading Symbol	FCGTX
American Funds 2040 Target Date Retirement Fund® | Class T
Prospectus:
Trading Symbol	TDFOX
American Funds 2045 Target Date Retirement Fund® | Class A
Prospectus:
Trading Symbol	AAHTX
American Funds 2045 Target Date Retirement Fund® | Class R-1
Prospectus:
Trading Symbol	RAHTX
American Funds 2045 Target Date Retirement Fund® | Class R-2
Prospectus:
Trading Symbol	RBHTX
American Funds 2045 Target Date Retirement Fund® | Class R-3
Prospectus:
Trading Symbol	RCHTX
American Funds 2045 Target Date Retirement Fund® | Class R-4
Prospectus:
Trading Symbol	RDHTX
American Funds 2045 Target Date Retirement Fund® | Class R-5
Prospectus:
Trading Symbol	REHTX
American Funds 2045 Target Date Retirement Fund® | Class R-6
Prospectus:
Trading Symbol	RFHTX
American Funds 2045 Target Date Retirement Fund® | Class C
Prospectus:
Trading Symbol	CCHTX
American Funds 2045 Target Date Retirement Fund® | Class F-1
Prospectus:
Trading Symbol	FATTX
American Funds 2045 Target Date Retirement Fund® | Class F-2
Prospectus:
Trading Symbol	FBHTX
American Funds 2045 Target Date Retirement Fund® | Class R-2E
Prospectus:
Trading Symbol	RBHHX
American Funds 2045 Target Date Retirement Fund® | Class R-5E
Prospectus:
Trading Symbol	RHHTX
American Funds 2045 Target Date Retirement Fund® | Class F-3
Prospectus:
Trading Symbol	FCHTX
American Funds 2045 Target Date Retirement Fund® | Class T
Prospectus:
Trading Symbol	TDFUX
American Funds 2050 Target Date Retirement Fund® | Class A
Prospectus:
Trading Symbol	AALTX
American Funds 2050 Target Date Retirement Fund® | Class R-1
Prospectus:
Trading Symbol	RAITX
American Funds 2050 Target Date Retirement Fund® | Class R-2
Prospectus:
Trading Symbol	RBITX
American Funds 2050 Target Date Retirement Fund® | Class R-3
Prospectus:
Trading Symbol	RCITX
American Funds 2050 Target Date Retirement Fund® | Class R-4
Prospectus:
Trading Symbol	RDITX
American Funds 2050 Target Date Retirement Fund® | Class R-5
Prospectus:
Trading Symbol	REITX
American Funds 2050 Target Date Retirement Fund® | Class R-6
Prospectus:
Trading Symbol	RFITX
American Funds 2050 Target Date Retirement Fund® | Class C
Prospectus:
Trading Symbol	CCITX
American Funds 2050 Target Date Retirement Fund® | Class F-1
Prospectus:
Trading Symbol	FAITX
American Funds 2050 Target Date Retirement Fund® | Class F-2
Prospectus:
Trading Symbol	FBITX
American Funds 2050 Target Date Retirement Fund® | Class R-2E
Prospectus:
Trading Symbol	RBHEX
American Funds 2050 Target Date Retirement Fund® | Class R-5E
Prospectus:
Trading Symbol	RHITX
American Funds 2050 Target Date Retirement Fund® | Class F-3
Prospectus:
Trading Symbol	DITFX
American Funds 2050 Target Date Retirement Fund® | Class T
Prospectus:
Trading Symbol	TDFYX
American Funds 2055 Target Date Retirement Fund® | Class A
Prospectus:
Trading Symbol	AAMTX
American Funds 2055 Target Date Retirement Fund® | Class R-1
Prospectus:
Trading Symbol	RAMTX
American Funds 2055 Target Date Retirement Fund® | Class R-2
Prospectus:
Trading Symbol	RBMTX
American Funds 2055 Target Date Retirement Fund® | Class R-3
Prospectus:
Trading Symbol	RCMTX
American Funds 2055 Target Date Retirement Fund® | Class R-4
Prospectus:
Trading Symbol	RDJTX
American Funds 2055 Target Date Retirement Fund® | Class R-5
Prospectus:
Trading Symbol	REKTX
American Funds 2055 Target Date Retirement Fund® | Class R-6
Prospectus:
Trading Symbol	RFKTX
American Funds 2055 Target Date Retirement Fund® | Class C
Prospectus:
Trading Symbol	CCJTX
American Funds 2055 Target Date Retirement Fund® | Class F-1
Prospectus:
Trading Symbol	FAJTX
American Funds 2055 Target Date Retirement Fund® | Class F-2
Prospectus:
Trading Symbol	FBJTX
American Funds 2055 Target Date Retirement Fund® | Class R-2E
Prospectus:
Trading Symbol	RBEMX
American Funds 2055 Target Date Retirement Fund® | Class R-5E
Prospectus:
Trading Symbol	RHJTX
American Funds 2055 Target Date Retirement Fund® | Class F-3
Prospectus:
Trading Symbol	FCJTX
American Funds 2055 Target Date Retirement Fund® | Class T
Prospectus:
Trading Symbol	TDFWX
American Funds 2060 Target Date Retirement Fund® | Class A
Prospectus:
Trading Symbol	AANTX
American Funds 2060 Target Date Retirement Fund® | Class R-4
Prospectus:
Trading Symbol	RDKTX
American Funds 2060 Target Date Retirement Fund® | Class R-5
Prospectus:
Trading Symbol	REMTX
American Funds 2060 Target Date Retirement Fund® | Class R-6
Prospectus:
Trading Symbol	RFUTX
American Funds 2060 Target Date Retirement Fund® | Class C
Prospectus:
Trading Symbol	CCKTX
American Funds 2060 Target Date Retirement Fund® | Class F-1
Prospectus:
Trading Symbol	FAWTX
American Funds 2060 Target Date Retirement Fund® | Class F-2
Prospectus:
Trading Symbol	FBKTX
American Funds 2060 Target Date Retirement Fund® | Class R-1
Prospectus:
Trading Symbol	RANTX
American Funds 2060 Target Date Retirement Fund® | Class R-2
Prospectus:
Trading Symbol	RBNTX
American Funds 2060 Target Date Retirement Fund® | Class R-2E
Prospectus:
Trading Symbol	RBENX
American Funds 2060 Target Date Retirement Fund® | Class R-3
Prospectus:
Trading Symbol	RCNTX
American Funds 2060 Target Date Retirement Fund® | Class R-5E
Prospectus:
Trading Symbol	RHKTX
American Funds 2060 Target Date Retirement Fund® | Class F-3
Prospectus:
Trading Symbol	FCKTX
American Funds 2060 Target Date Retirement Fund® | Class T
Prospectus:
Trading Symbol	TDSSX